Long-Term Debt - Schedule of Credit Facilities (Details) - CAD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Line of Credit Facility [Line Items]
Total credit facilities	$ 5,850	$ 4,846
Credit facilities utilized:
Short-term borrowings	(253)	(247)
Long-term debt (including current portion)	(28,578)	(25,482)
Letters of credit outstanding	(128)	(115)
Credit facilities unutilized	3,812	3,179
Current installments of long-term debt	$ 2,481	$ 1,628
Credit facility
Credit facilities utilized:
Long-term debt weighted average interest rate (percent)	5.10%	0.90%
Current installments of long-term debt	$ 1,376	$ 888
Long-term Credit Facility Borrowings
Credit facilities utilized:
Long-term debt (including current portion)	(1,657)	(1,305)
Long-term Credit Facility Borrowings | Credit facility
Credit facilities utilized:
Long-term debt (including current portion)	(1,657)	(1,305)
Credit facility
Credit facilities utilized:
Short-term borrowings	$ (253)	$ (247)
Short-term debt weighted average interest rate (percent)	4.90%	0.60%
Regulated Operation
Line of Credit Facility [Line Items]
Total credit facilities	$ 3,795
Credit facilities utilized:
Letters of credit outstanding	(76)
Credit facilities unutilized	2,544
Regulated Operation | Long-term Credit Facility Borrowings
Credit facilities utilized:
Long-term debt (including current portion)	(922)
Regulated Operation | Credit facility
Credit facilities utilized:
Short-term borrowings	(253)
Corporate and Other
Line of Credit Facility [Line Items]
Total credit facilities	2,055
Credit facilities utilized:
Letters of credit outstanding	(52)
Credit facilities unutilized	1,268
Corporate and Other | Long-term Credit Facility Borrowings
Credit facilities utilized:
Long-term debt (including current portion)	(735)
Corporate and Other | Credit facility
Credit facilities utilized:
Short-term borrowings	$ 0